Segmented Information (Schedule of Geographic Information) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Reclamation bonds	$ 2,154,027	$ 1,248,817
Property and equipment	455,422	408,363
Exploration and evaluation assets	196,666,709	154,435,875	$ 93,913,136
Total acquisition and exploration of exploration and evaluation assets	199,276,158	156,093,055
Canada [Member]
Disclosure of geographical areas [line items]
Reclamation bonds
Property and equipment	67,636	94,722
Exploration and evaluation assets
Total acquisition and exploration of exploration and evaluation assets	67,636	94,722
US [Member]
Disclosure of geographical areas [line items]
Reclamation bonds	2,154,027	1,248,817
Property and equipment	387,786	313,641
Exploration and evaluation assets	196,666,709	154,435,875
Total acquisition and exploration of exploration and evaluation assets	$ 199,208,522	$ 155,998,333